Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
Remainder of 2025	$ 218
2026	66
2027	10
Total lease payments	294
Less: imputed interest	(4)
Total	$ 290	$ 565